OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Current and non-current balances (Details) $ in Thousands, in Millions	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Oct. 31, 2018 CLF ( )
Current and non-current balances
Current bonds issued and current portion of non-current bonds issued	$ 19,347,033	$ 22,189,595
Non-current portion of non-current bonds issued	925,968,913	721,950,553
CMF Registration N254 06.13.2001 Series B
Current and non-current balances
Notional amount	$ 1,648,160
Borrowings, interest rate	6.50%
Current bonds issued and current portion of non-current bonds issued	$ 7,776,693	7,160,809
Non-current portion of non-current bonds issued	40,388,468	46,659,296
CMF Registration N641 08.23.2010 Series C
Current and non-current balances
Notional amount	$ 1,500,000
Borrowings, interest rate	4.00%
Current bonds issued and current portion of non-current bonds issued	$ 647,672	630,731
Non-current portion of non-current bonds issued	$ 43,605,495	42,464,910
CMF Registration N759 08.20.2013 Series C
Current and non-current balances
Borrowings, interest rate	3.50%
Current bonds issued and current portion of non-current bonds issued		7,168,907
CMF Registration N760 08.20.2013 Series D
Current and non-current balances
Notional amount	$ 4,000,000
Borrowings, interest rate	3.80%
Current bonds issued and current portion of non-current bonds issued	$ 1,629,677	1,587,051
Non-current portion of non-current bonds issued	116,281,320	113,239,760
CMF Registration N760 04.02.2014 Series E
Current and non-current balances
Notional amount	$ 3,000,000
Borrowings, interest rate	3.75%
Current bonds issued and current portion of non-current bonds issued	$ 1,083,063	1,048,938
Non-current portion of non-current bonds issued	87,210,999	84,929,828
CMF Registration N912 10.10.2018 Series F
Current and non-current balances
Notional amount	$ 5,700,000		5.7
Borrowings, interest rate	2.83%		2.83%
Current bonds issued and current portion of non-current bonds issued	$ 1,234,601	1,195,700
Non-current portion of non-current bonds issued	165,700,881	161,366,658
Bonds USA 2023
Current and non-current balances
Notional amount	$ 365,000,000
Borrowings, interest rate	5.00%
Current bonds issued and current portion of non-current bonds issued	$ 3,243,709	3,397,459
Non-current portion of non-current bonds issued	259,496,750	273,290,101
Bonds USA 2050
Current and non-current balances
Notional amount	$ 300,000,000
Borrowings, interest rate	3.95%
Current bonds issued and current portion of non-current bonds issued	$ 3,731,618
Non-current portion of non-current bonds issued	213,285,000
Bonds payable (current)
Current and non-current balances
Notional amount	19,347,033	22,189,595
Current interest payable	$ 11,841,892	$ 7,983,770